ORGANIZATION AND NATURE OF OPERATIONS	6 Months Ended
Jun. 30, 2014
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

1. ORGANIZATION AND NATURE OF OPERATIONS

ReneSola Ltd was incorporated in the British Virgin Island on March 17, 2006. ReneSola Ltd and its subsidiaries (collectively the “Company”) are engaged in the manufacture and sale of solar power products including virgin polysilicon, monocrystalline and multicrystalline solar wafers and photovoltaic (PV) cells and modules. On January 29, 2008, the Company became listed on the New York Stock Exchange (NYSE) in the United States.

The following table lists all newly established subsidiaries of the Company for the six months ended June 30, 2014:

Subsidiaries	Date of acquisition	Date of incorporation	Place of incorporation	Percentage of ownership
Renesola France (“Renesola France”)	N/A	February 7, 2014	France	100%
RENESOLA ITALY S.R.L. (“ReneSola Italy”)	N/A	March 28, 2014	Italy	100%
RENESOLA THAILAND INC. (“ReneSola Thailand”)	N/A	February 24, 2014	Thailand	100%
RENESOLA MEXICO,S,de R.L de C.V. (“ReneSola Mexico”)	N/A	April 10, 2014	Mexico	100%
RENESOLA TURKEY GüNES ENERJISI TEKNOLOJI HIZMETLERI VE TICARET L (“ReneSola Turkey”)	N/A	April 22, 2014	Turkey	100%
PT. Renesola Clean Energy (“ReneSola Indonesia”)	N/A	May 14, 2014	Indonesia	100%
Zhejiang Kexu Investment Co., Ltd. (“ReneSola Kexu”)	N/A	June 12, 2014	PRC	100%
Jiashan Xinlian Solar Power Co., Ltd (“ReneSola Xinlian”)	N/A	June 12, 2014	PRC	100%
Jiashan Bangsheng Solar Power Co., Ltd. (“ReneSola Bangsheng”)	N/A	June 17, 2014	PRC	100%